RELATED PARTY TRANSACTION (Details) - Schedule of Business Acquisitions, by Acquisition	1 Months Ended
May 31, 2017 USD ($)
Schedule of Business Acquisitions, by Acquisition [Abstract]
Land	$ 26,194
Land preparation and cleanup	15,000
Industrial Hemp Grower License	0
Other considerations	86,806
Total Purchase Price	$ 128,000